INCOME TAXES - Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) tax_return jurisdiction	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Income taxes paid (recovered)			$ 1,128	$ 1,330	$ 1,291
Number of income tax returns filed annually | tax_return			2,600
Number of taxing jurisdictions throughout the globe where we file tax returns on an annual basis | jurisdiction			270
Tax benefit					140
Interest expense (income)			$ 36	17	(30)
Tax expense (income) related to penalties			(26)	(29)	$ (13)
Undistributed earnings of foreign affiliates and associated companies			14,000
Tax reconciliation related to repatriation of earnings				$ 66
Deferred tax asset, capitalized research and development costs			435
GE HealthCare spin-off
Income Tax Contingency [Line Items]
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months			552
GE Healthcare
Income Tax Contingency [Line Items]
Deferred tax asset, capitalized research and development costs			$ 279
Continuing operations
Income Tax Contingency [Line Items]
Tax benefit		$ 140
Net interest benefits		96
Discontinued operations
Income Tax Contingency [Line Items]
Tax benefit		130
Net interest benefits		$ 25
Her Majesty's Revenue and Customs (HMRC) | Foreign Tax Authority
Income Tax Contingency [Line Items]
Potential impact on disallowance of interest deductions	$ 1,100
Tax adjustment	$ 112